Long Term Debt Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long Term Debt Investments [Abstract]
Schedule of Long Term Debt Investment

Long term debt investments consisted of the following:

	December 31, 2025	December 31, 2024
Worthy Credit Limited (“Worthy Credit”) (1)	$6,359,014	$6,359,014
Shenzhen Yongdahui Trading Co., Ltd. (“Yongdahui”) (2)	16,518,417	-
Beijing Zhixuan Tiangong Technology Development Co., Ltd. (“Zhixuan Tiangong”) (3)	30,261,370	-
Total long term debt investments	$53,138,801	$6,359,014

(1)	On March 31, 2023, the Company entered into a five-year agreement with Worthy Credit, pursuant to which, the Company made payment of $6.0 million to Worthy Credit, and authorized Worthy Credit to invest the Company’s funds to provide loan services for housing mortgage applicants, with rates of return of 12% per annum. The qualification of the applicants was approved by the approval board, which was composed of the members of the Company and Worthy Credit. The Company recorded investment income of $720,000, $723,945 and $534,575 for the years ended December 31, 2025, 2024 and 2023, respectively.

(2)	On June 30, 2025, the Company entered into a two-year agreement with Yongdahui, pursuant to which, the Company made payment of approximately $16.5 million (approximately RMB 115.9 million) to invest in Yongdahui with rates of return of 6% per annum. This investment is guaranteed by a commitment letter provided by the Company’s controlling shareholder, Mr. Gang Li, pursuant to which he has agreed to settle any unpaid principal and interest in the event of default. The Company recorded investment income of $483,810, $nil and $nil for the years ended December 31, 2025, 2024 and 2023, respectively.

(3)	On November 6, 2025, the Company entered into a two-year agreement with Zhixuan Tiangong, pursuant to which, the Company made payment of $30.0 million to invest in Zhixuan Tiangong with rates of return of 6% per annum. The qualification of the Zhixuan Tiangong was evaluated by an independent appraiser. The Company recorded investment income of $261,370, $nil and $nil for the years ended December 31, 2025, 2024 and 2023, respectively.